Changes in Accounting Policies (Impact of Adoption, Measurement of Lease Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liability recognized as at 1 January 2019	¥ 22,043	¥ 76,731	¥ 0
Of which are:
Current lease liabilities	11,450	74,093	0
Non-current lease liabilities	¥ 10,593	2,638	0
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at 31 December 2018			84,746
Discounted using the lessee's incremental borrowing rate of at the date of initial application			77,046
(Less): short-term leases recognized on a straight-line basis as expense			¥ (315)
Lease liability recognized as at 1 January 2019		76,731
Of which are:
Current lease liabilities		74,093
Non-current lease liabilities		¥ 2,638